Quarterly Financial Information (Unaudited) (Quarterly Financial Results) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended																12 Months Ended
	Dec. 31, 2018		Sep. 30, 2018		Jun. 30, 2018		Mar. 31, 2018		Dec. 31, 2017		Sep. 30, 2017		Jun. 30, 2017		Mar. 31, 2017		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Quarterly Financial Information (Unaudited)
Total operating revenues	$ 47,993	[1]	$ 45,739		$ 38,986	[1]	$ 38,038	[1]	$ 41,676	[1],[2]	$ 39,668		$ 39,837	[1]	$ 39,365		$ 170,756	$ 160,546	$ 163,786
Operating Income	6,160	[1]	7,269		6,466	[1]	6,201	[1]	1,281	[1],[2]	5,807		6,526	[1]	6,356		26,096	19,970	23,543
Net Income	5,130	[1]	4,816		5,248	[1]	4,759	[1]	19,136	[1],[2]	3,123		4,014	[1]	3,574		19,953	29,847	13,333
Net Income attributable to AT&T	$ 4,858	[1]	$ 4,718		$ 5,132	[1]	$ 4,662	[1]	$ 19,037	[1],[2]	$ 3,029		$ 3,915	[1]	$ 3,469		$ 19,370	$ 29,450	$ 12,976
Basic Earnings Per Share Attributable to AT&T	$ 0.66	[3]	$ 0.65	[3]	$ 0.81	[3]	$ 0.75	[3]	$ 3.08	[3]	$ 0.49	[3]	$ 0.63	[3]	$ 0.56	[3]	$ 2.85	$ 4.77	$ 2.1
Diluted Earnings Per Share Attributable to AT&T	0.66	[3]	0.65	[3]	0.81	[3]	0.75	[3]	3.08	[3]	0.49	[3]	0.63	[3]	0.56	[3]	2.85	4.76	$ 2.1
Sale of Stock Price Per Share [Line Items]
Stock Price Per Share	28.54		33.58		32.11		35.65		38.88		39.17		37.73		41.55		28.54	38.88
High
Sale of Stock Price Per Share [Line Items]
Stock Price Per Share	34.3		34.28		36.39		39.29		39.51		39.41		41.69		43.02		34.3	39.51
Low
Sale of Stock Price Per Share [Line Items]
Stock Price Per Share	$ 26.8		$ 30.13		$ 31.17		$ 34.44		$ 32.86		$ 35.59		$ 37.46		$ 40.61		$ 26.8	$ 32.86

[1]	Includes actuarial gains and losses on pension and postretirement benefit plans (Note 14).
[2]	Includes an asset abandonment charge (Note 7) and the impact of federal corporate income tax reform (Note 13).
[3]
Quarterly earnings per share impacts may not add to full-year earnings per share impacts due to the difference in weighted-average common shares for the quarters versus the weighted-average common shares for the year.